SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

13.   SEGMENT INFORMATION

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2020	products	protection	nutrition	Consolidated

Revenues from contracts with customers
Sale of goods and services	19,191,676	48,577,062	20,847,834	88,616,572
Royalties	1,492,026			1,492,026
Others
Government grants	1,160	—	—	1,160
Initial recognition and changes in the fair value of biological assets	470,789	119,039	394,365	984,193
Total	21,155,651	48,696,101	21,242,199	91,093,951

Cost of sales	(8,705,712)	(28,703,147)	(10,777,625)	(48,186,484)
Gross margin per segment	12,449,939	19,992,954	10,464,574	42,907,467
%	59%	41%	49%	47%

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2019	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	18,191,663	50,376,063	28,718,480	97,286,206
Royalties	1,216,161	—	—	1,216,161
Others
Government grants	24,236	—	—	24,236
Initial recognition and changes in the fair value of biological assets	—	719,343	—	719,343
Total	19,432,060	51,095,406	28,718,480	99,245,946

Cost of sales	(7,257,723)	(28,626,084)	(17,423,995)	(53,307,802)
Gross margin per segment	12,174,337	22,469,322	11,294,485	45,938,144
%	63%	44%	39%	46%